Income Taxes - Deferred Tax Assets Not Recognized (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 586,699	$ 173,188
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	220,292	85,484
Investment in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	33,629	87,704
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	131,295	0
Fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	154,523	0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	3,668	0
Marketable Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	23,792	0
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	5,034	0
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	2,860	0
Capital lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	5,408	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 6,198	$ 0